PROPERTY, PLANT AND EQUIPMENT (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 130,579	$ 121,043	$ 33,970
Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	234,272	212,722	66,217
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (103,693)	$ (91,679)	(32,247)
Land Buildings And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	P25Y	P25Y
Remaining depreciation years	16 years	17 years
Net Balance	$ 83,151	$ 78,034	16,778
Land Buildings And Equipment [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	118,481	107,989	18,808
Land Buildings And Equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (35,330)	$ (29,955)	(2,030)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	P5Y	P5Y
Remaining depreciation years	1 year	2 years
Net Balance	$ 25,160	$ 25,997	6,724
Equipment [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	65,018	62,007	15,876
Equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (39,858)	$ (36,010)	(9,152)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	P8Y	P8Y
Remaining depreciation years	3 years	4 years
Net Balance	$ 22,268	$ 17,012	10,468
Other [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	50,773	42,726	31,533
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(28,505)	(25,714)	(21,065)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	10,357	8,418	1,011
Furniture [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	27,860	26,513
Furniture [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(17,503)	(18,095)
Leasing assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		50
Leasing assets [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	28	338
Leasing assets [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(28)	(288)
Other1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	11,911	8,544	$ 9,457
Other1 [Member] | Gross Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	22,885	15,875
Other1 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (10,974)	$ (7,331)